Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,291,114	$ 6,724,313
Mineral interest purchase option		10,707,362
Mining interests	8,391,938
EPA liabilities	2,068,062
Other deferred tax assets	851,563	454,499
Valuation allowance	(21,602,677)	(17,886,174)
Total